CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Philippine Subsidiaries [Member]	Studio City International [Member]	Ordinary Shares [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Philippine Subsidiaries [Member]	Additional Paid-in Capital [Member] Studio City International [Member]	Accumulated Other Comprehensive Losses [Member]	Retained Earnings (Accumulated losses) [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Philippine Subsidiaries [Member]	Noncontrolling Interests [Member] Studio City International [Member]
BEGINNING BALANCE at Dec. 31, 2016	$ 3,823,414			$ 14,759	$ (108)	$ 2,783,062			$ (24,768)	$ 570,925	$ 479,544
BEGINNING BALANCE (in shares) at Dec. 31, 2016				1,475,924,523	(10,823,770)
Net income for the year	312,220									344,828	(32,608)
Foreign currency translation adjustments	(746)								(692)		(54)
Unrealized losses on investment securities	(1,150)								(1,150)
Share-based compensation	17,305					17,164					141
Shares issued (in shares)				165,303,543
Shares issued	1,163,186			$ 1,653		1,161,533
Retirement of repurchased shares	(1,163,186)			$ (1,653)		(204,533)				(957,000)
Retirement of repurchased shares (in shares)				(165,303,544)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				2,504,721	(2,504,721)
Shares issued for future vesting of restricted shares and exercise of share options	0			$ 25	$ (25)
Issuance of shares for restricted shares vested (in shares)					950,320
Issuance of shares for restricted shares vested	0				$ 9	(9)
Exercise of share options (in shares)					3,363,159
Exercise of share options	$ 2,656				$ 34	2,622
Changes in shareholdings of subsidiaries		$ 172					$ 29					$ 143
Acquisition of ICR Cyprus (in shares)	55,500,738			55,500,738
Acquisition of ICR Cyprus	$ 257,144			$ 555		192,304					64,285
Dividends declared	(821,328)					(88,063)				(733,265)
ENDING BALANCE at Dec. 31, 2017	3,589,687			$ 15,339	$ (90)	3,864,109			(26,610)	(774,512)	511,451
ENDING BALANCE (in shares) at Dec. 31, 2017				1,533,929,981	(9,015,012)
Net income for the year	338,896									340,299	(1,403)
Foreign currency translation adjustments	(48,900)								(33,872)		(15,028)
Reclassification of share-based compensation plan from equity-settled to cash-settled	(505)					(505)
Unrealized losses on investment securities	0
Share-based compensation	24,775					24,830					(55)
Shares repurchased by the Company	(657,322)				$ (657,322)
Shares repurchased by the Company (in shares)					(96,571,065)
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				4,570,191	(4,570,191)
Shares issued for future vesting of restricted shares and exercise of share options	0			$ 46	$ (46)
Issuance of shares for restricted shares vested (in shares)					2,115,809
Issuance of shares for restricted shares vested	(37)				$ 21	(58)
Exercise of share options (in shares)					4,803,288
Exercise of share options	1,882				$ 48	1,834
Changes in shareholdings of subsidiaries		(199,267)	$ 207,584				(141,572)	$ (31,845)				(57,695)	$ 239,429
Dividends declared	(271,531)					(1,214)				(270,317)
ENDING BALANCE at Dec. 31, 2018	2,972,292			$ 15,385	$ (657,389)	3,715,579			(59,332)	(716,966)	675,015
ENDING BALANCE (in shares) at Dec. 31, 2018				1,538,500,172	(103,237,171)
Cumulative-effect adjustment upon adoption of new standard on equity investments	0								1,150	(1,150)
Cumulative-effect adjustment upon adoption of New Revenue Standard	(12,970)									(11,286)	(1,684)
Net income for the year	394,228									373,173	21,055
Foreign currency translation adjustments	48,734								40,529		8,205
Reclassification of share-based compensation plan from equity-settled to cash-settled	(4,703)					(4,619)					(84)
Unrealized losses on investment securities	0
Share-based compensation	30,825					30,815					10
Retirement of repurchased shares	0			$ (820)	$ 557,818	(556,998)
Retirement of repurchased shares (in shares)				(81,952,230)	81,952,230
Shares issued for future vesting of restricted shares and exercise of share options (in shares)				0
Issuance of shares for restricted shares vested (in shares)					1,398,840
Issuance of shares for restricted shares vested	(23)				$ 6,593	(6,616)
Exercise of share options (in shares)					666,255
Exercise of share options	2,841				$ 2,393	448
Changes in shareholdings of subsidiaries		$ 29					$ (30)					$ 59
Dividends declared	(300,995)									(300,995)
ENDING BALANCE at Dec. 31, 2019	$ 3,143,228			$ 14,565	$ (90,585)	$ 3,178,579			$ (18,803)	$ (644,788)	$ 704,260
ENDING BALANCE (in shares) at Dec. 31, 2019				1,456,547,942	(19,219,846)